Selected Statement of Operations Data (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 18,135	$ 18,062	$ 18,052
United States [Member]
Revenues	13,130	12,995	12,711
Europe [Member]
Revenues	3,328	3,181	3,333
Israel [Member]
Revenues	884	977	880
Other [Member]
Revenues	$ 793	$ 909	$ 1,128